Document and Entity Information	Jan. 20, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 20, 2025
Entity Registrant Name	BlackRock Energy & Resources Trust
Entity Incorporation State Country Code	DE
Entity File Number	811-21656
Entity Tax Identification Number	20-1879222
Entity Address Address Line 1	50 Hudson Yards
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10001
City Area Code	212
Local Phone Number	810-5300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Central Index Key	0001306550
Amendment Flag	false